Exploration in non-operating areas	12 Months Ended
Dec. 31, 2022
Exploration in non-operating areas
Exploration in non-operating areas

27.  Exploration in non-operating areas

This caption is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Services provided by third parties	6,324	4,742	3,326
Personnel expenses	2,898	2,748	1,705
Land	1,190	967	420
Short-term and low-value lease	917	612	327
Laboratory analysis and tests	862	508	225
Professional fees	557	439	1,538
Consumption of materials and supplies	467	251	201
Transport	173	191	89
Other	864	812	644
	14,252	11,270	8,475

During 2022, disbursements for exploration in non-operating areas amount to US$14.2 million (US$11.3 million and US$8.5 million in 2021 and 2020, respectively), which are presented in the “Payments to suppliers and third parties, and other net” caption of the consolidated statements of cash flows. Below is presented the detail of the main projects of exploration in non-operating areas:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Emperatriz	5,243	5,742	4,600
Marcapunta	4,008	1,383	86
Ccelloccasa	1,748	405	193
Projects - Management	1,464	1,441	957
General explorations 02	1,361	969	976
San Gabriel	282	1,010	—
Don Jorge	131	135	109
ADGEMINCO explorations	—	119	1,311
Other	15	66	243
	14,252	11,270	8,475